Derivative Financial Instruments - Additional Information (Details) - Interest rate swap contract [member] - Fair value hedges [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 5,500		$ 5,500
Gain (loss) on hedge ineffectiveness recognized in profit or loss		0
Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on interest rate swap, fair value hedges	$ 53	23	$ 9
Unrealized [Member] | Other assets, net, current
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		35
Realized [Member] | Trade and other receivables and prepayments, net [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest receivable		47
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate swap, at fair value		$ 82